COMMITMENTS AND CONTINGENCY	12 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 21. COMMITMENTS AND CONTINGENCY

(a)	Office Leases

The Company entered into six non-cancellable operating lease agreements for office spaces and factories. Future payments under such leases are as follows as of June 30, 2018:

Twelve months ending June 30,	RMB	U.S. Dollars
2019	¥2,623,077	$396,247
2020	1,332,923	201,354
Total	¥3,956,000	$597,601

Rent expense for the years ended June 30, 2016, 2017 and 2018 were ¥1,323,170, ¥1,664,128 and ¥2,8596,809 ($432,008), respectively.

(b)	Contingency

The Labor Contract Law of the PRC requires employers to assure the liability of severance payments if employees are terminated and have been working for the employers for at least two years prior to January 1, 2008. The employers will be liable for one month of severance pay for each year of the service provided by the employees. As of June 30, 2018, the Company estimated its severance payments of approximately ¥2.0 million ($0.3 million) which has not been reflected in its consolidated financial statements, because management cannot predict what the actual payment, if any, will be in the future.